Other investments (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of other investments

				$ million
		2019		2018
	Current	Non-current	Current	Non-current
Equity investments[a]	—	571	1	482
Other	169	705	221	859
	169	1,276	222	1,341

[a]	The majority of equity investments are unlisted.